Acquisition of EMX Royalty Corporation - Disclosure of detailed information about options valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2025 yr Year	Dec. 31, 2024 Year
Options
Risk free interest rate (%)	2.54%	3.45%
Expected life (years) | Year	3.1	5.0
Expected volatility (%)	43.00%	40.70%
Dividend yield (%)	0.00%	0.00%
EMX Royalty Corporation
Options
Risk free interest rate (%)	2.47%
Expected life (years) | yr	2.4
Expected volatility (%)	44.40%
Dividend yield (%)	0.00%
Warrants
Risk free interest rate (%)	2.45%
Expected life (years)	1 year 4 months 24 days
Expected volatility (%)	45.30%
Dividend yield (%)	0.00%